Finance Costs	12 Months Ended
Dec. 31, 2017
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Finance Costs
26	FINANCE COSTS

	For the year ended 31 December
	2017 RMB million	2016 RMB million	2015 RMB million
Interest expenses for bonds payable	1,033	3,126	3,430
Interest expenses for securities sold under agreements to repurchase	3,144	1,460	784
Interest expenses for interest-bearing loans and borrowings	424	181	106
Total	4,601	4,767	4,320